Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Dec. 22, 2023
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
CIK	dei_EntityCentralIndexKey	0001992104
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 09, 2024
Effective Date	dei_DocumentEffectiveDate	May 10, 2024
Prospectus Date	rr_ProspectusDate	May 10, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A